Fees Summary	Oct. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,156,000
Previously Paid Amount	0.00
Total Fee Amount	4,616.88
Total Offset Amount	0.00
Net Fee	4,616.88
Narrative - Max Aggregate Offering Price	$ 30,156,000
Final Prospectus	true